Post-Employment and Other Non-current Employee Benefits - Balances of Liabilities for Post-Employment and Other Non-Current Employee Benefits (Detail) - MXN ($) $ in Millions	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020	Dec. 31, 2019
Disclosure of net defined benefit liability (asset) [line items]
Net defined benefit liability	$ 912	$ 1,240	$ 1,173	$ 855
Post-employment and other non-current employee benefits	3,709	4,126
Pension and Retirement Plans
Disclosure of net defined benefit liability (asset) [line items]
Vested benefit obligation	715	952
Non-vested benefit obligation	2,196	1,876
Accumulated benefit obligation	2,911	2,828
Excess of projected defined benefit obligation over accumulated benefit obligation	1,288	1,687
Defined benefit obligation	4,199	4,515
Pension plan funds at fair value	(1,288)	(1,234)
Net defined benefit liability	2,911	3,281
Seniority Premiums
Disclosure of net defined benefit liability (asset) [line items]
Vested benefit obligation	279	289
Non-vested benefit obligation	255	232
Accumulated benefit obligation	534	521
Excess of projected defined benefit obligation over accumulated benefit obligation	392	457
Defined benefit obligation	926	978
Pension plan funds at fair value	(128)	(133)
Net defined benefit liability	$ 798	$ 845